Share Capital and Reserves (Details) - Schedule of stock options issued and outstanding - $ / shares		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
Schedule of stock options issued and outstanding [Abstract]
Number of stock options, Beginning Balance	[1]	820,000	820,000		1,040,000
Weighted average exercise price, Beginning Balance	[1]	$ 2.5	$ 2.5		$ 2.5
Number of stock options, Option cancelled			(160,000)	[2]	(220,000)
Weighted average exercise price, Option cancelled			$ 2.5	[2]	$ 2.5
Number of stock options, Options reinstated	[2]		160,000
Weighted average exercise price, Options reinstated	[2]		$ 2.5
Number of stock options, Ending Balance		2,089,386	820,000	[1]	820,000	[1]
Weighted average exercise price, Ending Balance		$ 6.73	$ 2.5	[1]	$ 2.5	[1]
Number of stock options, Options granted	[3]	1,269,386
Weighted average exercise price, Options granted	[3]	$ 9.46

[1]	The options vested on issuance and have an expiry date of May 24, 2023.
[2]	160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.
[3]	Exercisable at US$ 7.50